CONSOLIDATED BALANCE SHEETS $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,559,899,000	$ 500,443	¥ 2,997,212,000
Restricted cash	16,355,000	2,299	77,652,000
Short-term investments	1,470,487,000	206,718	1,348,255,000
Accounts receivable, net of allowance of RMB240,326 and RMB166,602 (US$23,421) as of December 31, 2021 and September 30, 2022, respectively	2,683,392,000	377,225	2,747,774,000
Prepayments and other assets	2,228,050,000	313,214	3,266,523,000
Amounts due from related parties	70,430,000	9,901	155,512,000
Licensed copyrights, net	818,171,000	115,017	931,189,000
Total current assets	10,846,784,000	1,524,817	11,524,117,000
Non-current assets:
Fixed assets, net	1,180,895,000	166,008	1,344,784,000
Long-term investments	2,803,629,000	394,128	3,035,155,000
Deferred tax assets, net	0	0	31,351,000
Licensed copyrights, net	7,146,338,000	1,004,616	7,258,042,000
Intangible assets, net	459,635,000	64,614	545,305,000
Produced content, net	12,711,616,000	1,786,971	10,951,078,000
Prepayments and other assets	3,037,253,000	426,970	2,905,690,000
Operating lease assets	704,025,000	98,970	907,297,000
Goodwill	3,888,346,000	546,615	3,888,346,000
Amounts due from related parties	114,000,000	16,026	81,000,000
Total non-current assets	32,045,737,000	4,504,918	30,948,048,000
Total assets	42,892,521,000	6,029,735	42,472,165,000
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB13,941,720 and RMB12,754,468 (US$1,792,955) as of December 31, 2021 and September 30, 2022, respectively):
Accounts and notes payable	6,882,120,000	967,473	8,896,460,000
Amounts due to related parties	3,319,678,000	466,673	2,634,089,000
Customer advances and deferred revenue	3,968,708,000	557,912	3,484,509,000
Convertible senior notes, current portion	8,520,577,000	1,197,804	0
Short-term loans	3,938,938,000	553,727	4,117,774,000
Operating lease liabilities, current portion	110,697,000	15,562	171,541,000
Accrued expenses	1,671,799,000	235,018	2,280,322,000
Other liabilities	736,910,000	103,593	891,775,000
Total current liabilities	29,149,427,000	4,097,762	22,476,470,000
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB919,082 and RMB1,697,520 (US$238,634) as of December 31, 2021 and September 30, 2022, respectively):
Convertible senior notes	6,369,982,000	895,478	12,652,172,000
Deferred tax liabilities	2,682,000	377	3,127,000
Amounts due to related parties	105,056,000	14,769	780,615,000
Operating lease liabilities	527,584,000	74,167	625,737,000
Other non-current liabilities	1,286,875,000	180,906	260,931,000
Total non-current liabilities	8,292,179,000	1,165,697	14,322,582,000
Total liabilities	37,441,606,000	5,263,459	36,799,052,000
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	0	0	397,385,000
Shareholders’ equity:
Additional paid-in capital	50,676,861,000	7,124,040	49,642,014,000
Accumulated deficit	(46,803,156,000)	(6,579,484)	(47,163,773,000)
Accumulated other comprehensive income	1,482,263,000	208,373	2,709,002,000
Noncontrolling interests	94,561,000	13,293	88,129,000
Total shareholders’ equity	5,450,915,000	766,276	5,275,728,000
Total liabilities, mezzanine equity and shareholders’ equity	42,892,521,000	6,029,735	42,472,165,000
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	193,000	27	173,000
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 193,000	$ 27	¥ 183,000